WARRANTS - Schedule of Warrants Issued and Outstanding (Details) - $ / shares	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
FPA warrants
Class of Warrant or Right [Line Items]
Warrants Outstanding (in shares)	666,663
Fair Value Price per Share (in dollars per share)	$ 1.14
Exercise price (in dollars per share)	$ 11.50
Public warrants
Class of Warrant or Right [Line Items]
Warrants Outstanding (in shares)	13,799,936
Fair Value Price per Share (in dollars per share)	$ 1.14
Exercise price (in dollars per share)	$ 11.50	$ 11.50
Private warrants
Class of Warrant or Right [Line Items]
Warrants Outstanding (in shares)	6,686,667
Fair Value Price per Share (in dollars per share)	$ 1.24
Exercise price (in dollars per share)	$ 11.50	11.50
Working capital warrants
Class of Warrant or Right [Line Items]
Warrants Outstanding (in shares)	2,000,000
Fair Value Price per Share (in dollars per share)	$ 1.24
Exercise price (in dollars per share)	$ 11.50	$ 11.50